Disposition of Long-Term Apartment Rental Business	12 Months Ended
Sep. 30, 2024
Disposition of Long-Term Apartment Rental Business [Abstract]
DISPOSITION OF LONG-TERM APARTMENT RENTAL BUSINESS
3.	DISPOSITION OF LONG-TERM APARTMENT RENTAL BUSINESS

On October 31, 2023 and on September 12,2024, the Group transferred of all of its equity interest in Haoju (Shanghai) Artificial Intelligence Technology Co., Ltd. (“Q&K AI”) and QK365, FENGLINJU PROPERTY (CHINA) LIMITED and Shanghai Meileju Intelligent Technology Co., Ltd, to Wangxiancai Limited, at nominal consideration (the “Second Equity Transfer”).

Upon the closing of the Second Equity Transfer, Wangxiancai Limited became the sole shareholder of the Group’s long-term apartment rental business and as a result, assumed all assets and obligations of Q&K AI, Q&K Investment Consulting and Q&K HK, and their subsidiaries, VIE and VIE’s subsidiaries. Upon the closing of the transaction, the Group does not bear any contractual commitment or obligation to the long-term apartment rental business.

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

The following is a reconciliation of the amounts of major classes of assets and liabilities classified as assets of discontinued operations and liabilities of discontinued operations in the consolidated balance sheets as of September 30, 2023:

As of September 30, 2023
RMB
Current assets of discontinued operations
Cash, cash equivalents and restricted cash	815
Accounts receivable, net	2,409
Amounts due from related parties	286
Other current assets	64,506
Property and equipment, net	183
Other assets	9,590
Total current assets of discontinued operations	77,789

Accounts payable	157,613
Amounts due to related parties	951
Deferred revenue	99,230
Short-term debt	103,552
Rental instalment loans	15,756
Deposits from tenants	29,723
Accrued expenses and other current liabilities	102,608
Total liabilities of discontinued operations	509,433

The following is a reconciliation of the amounts of major classes of income from operations classified as discontinued operations in the consolidated statements of comprehensive income (loss) for the years ended September 30, 2022, 2023 and 2024:

	For the years ended September 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Net revenues	652,333	227,687	—	—
Operating costs:	(711,003)	(242,097)	—	—
Selling and marketing expenses	(1)	(3)	—	—
General and administrative expenses	(32,840)	(21,941)	(2,143)	(305)
Research and development expenses	(2,773)	(2,398)	—	—
Impairment loss on long-lived assets	(100,156)	(10,474)	(2)	(1)
Other (expenses) income, net	(8,104)	2,993	—	—
Loss from disposal of property and equipment and intangible assets	(11,972)	—	—	—
Interest (expenses) income, net	(24,850)	22	(1)	—
Gains from deconsolidation of VIE’s subsidiaries	1,554,450	—	—	—
Income tax expense	(21)	—	—	—
Net income (loss) from discontinued operations	1,315,063	(46,211)	(2,146)	(306)
Less: Net loss from discontinued operations attributable to noncontrolling interests	(43)	—	—	—
Net income (loss) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders	1,315,106	(46,211)	(2,146)	(306)
Gain on the sale of discontinued operations, net of tax	—	—	388,491	55,360
Net income (loss) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders	1,315,106	(46,211)	386,345	55,054